The Hartford Mutual Funds, Inc.

690 Lee Road

Wayne, PA 19087

May 7, 2019

Via Electronic Transmission

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Hartford Mutual Funds, Inc., File Nos. 333-02381/811-07589

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds, Inc. (the "Company"), pursuant to Rule 485(a)(l) under the Securities Act of 1933, as amended (the "1933 Act"), is one copy, including exhibits, of Post-Effective Amendment No. 164 under the 1933 Act to the Company's Registration Statement on Form N-l A (the "Amendment").

The Amendment is being filed in connection with changes to the name, investment objective, principal investment strategies and principal risks of Hartford Multi-Asset Income Fund, a series of the Company, which could be construed as material. With respect to Hartford Multi-Asset Income Fund, these changes will take effect on July 10, 2019, and shareholders of the Fund have been notified of the changes via a supplement dated May 6, 2019 to the Fund's prospectus and summary prospectus.

Pursuant to Rule 485(a)(l), the Company has designated on the facing sheet to the Registration Statement that the Amendment become on July 10, 2019. No fee is required in connection with this filing. Please contact the undersigned at (610) 368-4068 or John V. O'Hanlon (Dechert LLP) at (617) 728-7111 with any comments or questions concerning this Amendment. Thank you in advance for your consideration

Sincerely,

/s/ Thomas R. Phillips
Thomas R. Phillips
Vice President and Secretary

cc: John V. O'Hanlon